Financial Instruments - Summary of Group's Exposure to Foreign Currency Risk Based on Notional Amounts (Detail) ₺ in Thousands, € in Thousands, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 TRY (₺)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 TRY (₺)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 TRY (₺)
Disclosure of Risks [line items]
Financial assets | ₺											₺ (255,019)				₺ (221,190)
Currency risk [member]
Disclosure of Risks [line items]
Financial assets								€ 1,303,763	$ 202,977			€ 463,194	$ 875,005
Financial liabilities							₺ 145,105	(1,031,660)	(1,953,194)	¥ (237,802)		(1,337,026)	(2,158,758)	¥ (324,316)
Net exposure	€ (13,608)	$ 80,009	¥ (3,435)	€ (62,665)	$ (201,717)	¥ (121,716)
Currency risk [member] | Other noncurrent assets [member]
Disclosure of Risks [line items]
Financial assets								5,412	71			11	222
Currency risk [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of Risks [line items]
Financial assets								50,721	1,393			7,043
Currency risk [member] | Due from related parties-short term [member]
Disclosure of Risks [line items]
Financial assets								581	152			223	1,965
Currency risk [member] | Trade receivables and contract assets [member]
Disclosure of Risks [line items]
Financial assets								38,496	17,383			52,140	15,786
Currency risk [member] | Other current assets [member]
Disclosure of Risks [line items]
Financial assets								4,979	10,602			18,977	70,710
Currency risk [member] | Cash and cash equivalents [member]
Disclosure of Risks [line items]
Financial assets								1,203,574	173,376			384,800	786,322
Currency risk [member] | Loans and borrowings-long term [member]
Disclosure of Risks [line items]
Financial liabilities								(577,675)	(351,444)	(192,367)		(748,142)	(481,438)	(224,519)
Currency risk [member] | Debt securities issued-non-current [member]
Disclosure of Risks [line items]
Financial liabilities									(923,188)				(921,102)
Currency risk [member] | Lease Obligations Current [member]
Disclosure of Risks [line items]
Financial liabilities								(19,282)	(2,399)			(24,068)	(4,719)
Currency risk [member] | Other non current liabilities [member]
Disclosure of Risks [line items]
Financial liabilities									(60,529)				(68,107)
Currency risk [member] | Loans and borrowings-short term [member]
Disclosure of Risks [line items]
Financial liabilities								(385,371)	(402,507)	(44,880)		(523,595)	(390,876)	(29,244)
Currency risk [member] | debt securities issued-current [member]
Disclosure of Risks [line items]
Financial liabilities									(55,060)				(55,074)
Currency risk [member] | Lease obligations current [member]
Disclosure of Risks [line items]
Financial liabilities								(5,178)	(725)			(8,223)	(2,951)
Currency risk [member] | Trade and other payables-current [member]
Disclosure of Risks [line items]
Financial liabilities								(44,103)	(156,320)	¥ (555)		(32,946)	(233,805)	¥ (70,553)
Currency risk [member] | Due to related parties [member]
Disclosure of Risks [line items]
Financial liabilities								€ (51)	$ (1,022)			€ (52)	$ (686)
Currency risk [member] | Participating cross currency swap and FX swap contracts [member]
Disclosure of Risks [line items]
Net exposure	€ (430,816)	$ 1,830,226	¥ 234,367	€ 811,167	$ 1,082,036	¥ 202,600